Related Party Transactions and Balances	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Related Party Transactions and Balances

11. Related Party Transactions and Balances

During the financial year of 2024 & 2023, no transaction with related parties was identified and that there was no balance with any related parties as of December 31, 2024 & 2023.